PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning balance	$ 596	$ 596	$ 593
Additions	1	0	3
Disposals	0	0	0
Ending balance	597	596	596
Accumulated depreciation, beginning balance	595	594	583
Accumulated depreciation, depreciation for the year	1	1	11
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	596	595	594
Carrying value of property and equipment	1	1	2
Laboratory Equipment [Member]
Statement [Line Items]
Beginning balance	418	418	418
Additions	0	0	0
Disposals	0	0	0
Ending balance	418	418	418
Accumulated depreciation, beginning balance		418	418
Accumulated depreciation, depreciation for the year	0	0	0
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	418		418
Carrying value of property and equipment	0	0	0
Office equipment [member]
Statement [Line Items]
Beginning balance	116	116	116
Additions	0	0	0
Disposals		0	0
Ending balance	116	116	116
Accumulated depreciation, beginning balance	116	116	112
Accumulated depreciation, depreciation for the year	0	0	4
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	116	116	116
Carrying value of property and equipment	0	0	0
Computer equipment [Member]
Statement [Line Items]
Beginning balance	62	62	59
Additions	1	0	3
Disposals	0	0	0
Ending balance	63	62	62
Accumulated depreciation, beginning balance	61	60	53
Accumulated depreciation, depreciation for the year	1	1	7
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	62	61	60
Carrying value of property and equipment	$ 1	$ 1	$ 2